Derivative instruments and risk management - Schedule of Notional Amounts and Related Fair Value Measurements of Derivative Instruments (Details)
$ in Thousands, € in Millions, SFr in Millions, $ in Millions
	Dec. 31, 2025 USD ($) contract	Dec. 31, 2025 EUR (€) contract	Dec. 31, 2025 SGD ($) contract	Dec. 31, 2025 CHF (SFr) contract	Dec. 31, 2024 USD ($) contract	Dec. 31, 2024 EUR (€) contract	Dec. 31, 2024 SGD ($) contract	Dec. 31, 2024 CHF (SFr) contract
Derivatives, Fair Value [Line Items]
Notional amounts	$ 1,876,626				$ 2,388,867
Gross positive fair value	6,214				46,705
Gross negative fair value	(10,417)				(13,266)
Net fair value	$ (4,203)				$ 33,439
Currency swaps | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	3	3	3	3	1	1	1	1
Notional amounts	$ 124,435				$ 23,235
Gross positive fair value	0				986
Gross negative fair value	(923)				0
Net fair value	$ (923)				$ 986
Currency swaps | Designated as Hedging Instrument | Fair value hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	2	2	2	2	3	3	3	3
Notional amounts	$ 127,685				$ 139,512
Gross positive fair value	339				0
Gross negative fair value	(157)				(4,496)
Net fair value	$ 182				$ (4,496)
Currency swaps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	59	59	59	59	54	54	54	54
Notional amounts	$ 1,434,912				$ 2,008,630
Gross positive fair value	4,891				44,038
Gross negative fair value	(8,551)				(7,181)
Net fair value	(3,660)				36,857
Subtotal risk management derivatives
Derivatives, Fair Value [Line Items]
Notional amounts	1,687,032				2,171,377
Gross positive fair value	5,230				45,024
Gross negative fair value	(9,631)				(11,677)
Net fair value	$ (4,401)				$ 33,347
Spot and forward foreign exchange
Derivatives, Fair Value [Line Items]
Number of contracts | contract	70	70	70	70	145	145	145	145
Notional amounts	$ 189,594				$ 217,490
Gross positive fair value	984				1,681
Gross negative fair value	(786)				(1,589)
Net fair value	$ 198				$ 92
Foreign exchange contract | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Foreign deposits		€ 211.2	$ 0.1	SFr 0.4		€ 277.1	$ 1.5	SFr 0.4